Segment Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Segment Reporting [Abstract]
Schedule of Components of Segment Profit or Loss	The components of segment profit or loss were as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2025	2024	2025	2024
Total Revenue	$91,332	$79,013	$179,457	$158,985
Less:
Cost of revenue	77,609	72,755	154,434	146,989
Selling, general and administrative	20,298	21,490	41,288	46,673
Depreciation and amortization	5,770	6,682	12,021	13,173
(Gain) loss on aircraft sales and aircraft held for sale	15	(72)	(1,190)	1,417
Other[a]	3,769	6,012	12,080	11,577
Net Loss	$(16,129)	$(27,854)	$(39,176)	$(60,844)
a: Includes all items within other income (expense) on the condensed consolidated statements of operations and comprehensive loss (unaudited).

The components of segment profit or loss were as follows:

	Year Ended December 31,
	2024	2023
Total Revenue	$327,274	$315,362
Less:
Cost of revenue	290,212	264,176
Selling, general and administrative	91,337	75,430
Depreciation and amortization	25,709	26,982
Loss (gain) on aircraft held for sale	2,795	(13,905)
Other[a]	18,675	17,417
Net Loss	$(101,454)	$(54,738)

a: Includes all items within other income (expense) on the consolidated statements of operations and comprehensive loss.